Staff costs (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Incentive awards granted:
Current year bonus		£ 1,008	£ 1,067		£ 990
Deferred bonus		429	515		442
Commissions and other incentives		53	67		74
Total incentive awards granted		1,490	1,649		1,506
Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year		(293)	(359)		(302)
Add: current year charges for deferred bonuses from previous years		308	299		457
Other differences between incentive awards granted and income statement charge		(48)	(33)		29
Income statement charge for performance costs		1,457	1,556		1,690
Other income statement charges:
Salaries		4,332	4,200		3,982
Social security costs		573	558		580
Post-retirement benefits	[1]	501	619		493
Other compensation costs		480	413		378
Total compensation costs	[2]	7,343	7,346		7,123
Other resourcing costs
Outsourcing costs		433	594		1,094
Redundancy and restructuring		132	133		80
Temporary staff costs		256	386		354
Other		151	170		(91)
Other resourcing costs		972	1,283		1,437
Total staff costs		£ 8,315	£ 8,629	[3]	£ 8,560	[3]
Group compensation costs as % of total income	[4]	33.90%	34.10%		33.80%
Group staff costs as % of total income	[4]	38.40%	40.20%		40.60%
Disclosure of net defined benefit liability (asset) [line items]
Compensation Costs	[2]	£ 7,343	£ 7,346		£ 7,123
Group compensation costs as % of total income	[4]	33.90%	34.10%		33.80%
Past service cost		£ 0	£ 134		£ (3)
Post-retirement benefits	[1]	501	619		493
Defined benefit obligations [member]
Disclosure of net defined benefit liability (asset) [line items]
Past service cost		0	134
Internally generated software [member]
Other income statement charges:
Total compensation costs		439	296		312
Disclosure of net defined benefit liability (asset) [line items]
Compensation Costs		439	296		312
Defined contribution Schemes [member]
Other income statement charges:
Post-retirement benefits		270	236		230
Disclosure of net defined benefit liability (asset) [line items]
Post-retirement benefits		270	236		230
Pension defined benefit plans [member]
Other income statement charges:
Post-retirement benefits		231	383		263
Disclosure of net defined benefit liability (asset) [line items]
Post-retirement benefits		231	383		£ 263
Pension defined benefit plans [member] | United Kingdom Retirement Fund (UKRF) [member] | Defined benefit obligations [member] | UK [member]
Disclosure of net defined benefit liability (asset) [line items]
Past service cost		£ 0	£ 140

[1]

Post-retirement benefits charge includes £ 270 m (2018: £ 236 m; 2017: £ 230 m) in respect of defined contribution schemes and £ 231 m (2018: £ 383 m; 2017: £ 263 m) in respect of defined benefit schemes .

[2]	£ 439 m ( 2018 : £ 296 m; 2017: £ 312 m) of Group compensation was capitalised as internally generated software.
[3]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[4]	2018 comparative excludes a GMP charge of £140m .